Provisions - Schedule of Claims from Vendors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Claim from Vendors [Abstract]
Balance	$ 3,866	$ 4,079
Additions	450
Disposal of subsidiaries	(3,750)
Acquisition of subsidiaries (note 36)		476
Settled during the year	(533)	(831)
Exchange realignment	(33)	142
Balance		$ 3,866